ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2012	2013

Accrued welfare benefits	$680,994	$167,290
Accrued payroll and bonus	2,233,130	4,126,279
Advance from customers	1,881,043	1,149,073
Accrued professional service fees	2,500,505	2,351,363
Accrued marketing expense	1,658,828	6,393,334
Other tax payables	3,245,845	2,148,117
Acquisition payable	5,880,600	2,880,600
Others	195,420	8,667
	$18,276,365	$19,224,723